UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            11/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-_7320         Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $94,235,310.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 7,194,152   41,140          SOLE       NONE        x      0    0
CHEVRON                          COMMON         166764100 5,514,568   59,559          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 3,873,052  219,064          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 3,790,645   53,875          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 3,695,005  103,126          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,412,192   53,575          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,342,015  156,608          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,320,502   53,643          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,955,245   46,775          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   2,892,986   82,775          SOLE       NONE        x      0    0
APPLE                            COMMON         37833100  2,875,153    7,540          SOLE       NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 2,835,144   47,466          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 2,823,340  185,502          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 2,589,582   69,575          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,586,114   56,025          SOLE       NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 2,471,557   38,414          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,433,541   33,506          SOLE       NONE        x      0    0
DONALDSON                        COMMON         257651109 2,407,090   43,925          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,338,922   62,925          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 2,229,962   23,585          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 2,220,145   73,710          SOLE       NONE        x      0    0
CSX                              COMMON         126408103 2,204,927  118,100          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,052,645   64,875          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 1,972,464   47,415          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 1,911,477   76,797          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 1,780,837   29,925          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,772,515   53,925          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102 1,698,651   59,560          SOLE       NONE        x      0    0
SUNCOR                           COMMON         867224107 1,605,264   63,100          SOLE       NONE        x      0    0
STRYKER                          COMMON         863667101 1,574,142   33,400          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 1,514,273   97,695          SOLE       NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,282,901   48,650          SOLE       NONE        x      0    0
ENCANA                           COMMON         292505104 1,272,182   66,225          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,175,544   17,400          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104   969,855   10,375          SOLE       NONE        x      0    0
VISA                             COMMON         92826C839   904,346   10,550          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801   811,033   12,580          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   647,514   16,200          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   373,308    5,200          SOLE       NONE        x      0    0
SYSCO CORP                       COMMON         871829107   352,888   13,625          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   316,315   10,184          SOLE       NONE        x      0    0
BARCLAYS                         COMMON         06738E204   241,322   24,675          SOLE       NONE        x      0    0


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